Net finance costs	12 Months Ended
Dec. 31, 2025
Net Finance Costs [Abstract]
Net finance costs	8 Net finance costs
(a) Net finance costs/(income)

	2025 £m	2024 £m	2023 £m
Interest expense	1,658	1,704	1,786
Interest expense on lease liabilities	40	38	30
Facility fees	17	17	19
Impact of the early repurchase of bonds (note 8(b))	—	(590)	29
Interest related to adjusting tax payables (note 8(b))	117	80	71
Fair value changes on derivative financial instruments, hedged items and investments	521	90	599
Fair value change on other financial items (note 8(b))	4	19	(4)
The Approved Plans in Canada (note 8(b))	112	—	—
Venezuela net gain on monetary items (note 8(b))	(63)	—	—
Exchange differences	(373)	(9)	(449)
Finance costs	2,033	1,349	2,081
Interest income under the effective interest method	(214)	(251)	(186)
Finance income	(214)	(251)	(186)
Net finance costs	1,819	1,098	1,895
The Group manages foreign exchange gains and losses and fair value changes on a net basis excluding adjusting items, which are explained in note 8(b). The derivatives that generate the fair value changes are explained in note 19.
Facility fees principally relate to the Group’s central banking facilities.
Finance income includes income on cash and cash equivalents of which £50 million (2024: £112 million; 2023: £97 million) relates to restricted cash balances (see note 21).
(b) Adjusting items included in net finance costs
Adjusting items are significant items in net finance costs which individually or, if of a similar type, in aggregate, are relevant to an understanding of the
Group’s underlying financial performance.
The Group recognised interest on adjusting tax payables of £117 million (2024: £80 million; 2023: £71 million), which included:
–interest of £30 million (2024: £61 million; 2023: £60 million) in relation to the Franked Investment Income Group Litigation Order (FII GLO)
(note 10(b));
–interest of £66 million (2024: £8 million; 2023: £16 million) in relation to a tax provision in the Netherlands;
–a charge of £11 million (2024: £14 million; 2023: nil) in relation to a tax case in Brazil; and
–a further £10 million (2024: £11 million; 2023: nil) interest charge recorded on government liability balances accumulated during CCAA protection.
In prior periods, the interest on adjusting tax payables also included, in 2024, £11 million on a tax provision in Indonesia and a release of £25 million of interest on a tax provision in Canada in relation to a settlement agreement with local authorities, and, in 2023, included a £3 million credit from the reversal of interest on a tax provision in relation to the factory closure in Switzerland and a £2 million credit from the reversal of interest on tax provisions related to Russia.
Adjusting items associated with the Approved Plans in Canada relate to the unwinding of discount on the associated provision of £112 million (refer to note 24).
The net gain on monetary items of £63 million in Venezuela results from the application of hyperinflation accounting under IAS29 Financial Reporting in
Hyperinflationary Economies.
Included within fair value changes on other financial items is a fair value loss of £4 million (2024: £19 million; 2023: nil) on embedded derivatives related to associates.
In 2024, in relation to the early repurchase of bonds, the Group incurred a fair value loss of £9 million (2023: £151 million) on debt-related derivatives, realised a gain of £602 million (2023: £129 million) arising on the difference between the redemption value and the amortised cost of the bonds, and incurred other transaction costs of £3 million (2023: £7 million).